Profit Before Income Tax - Summary of Employees' Compensation and Remuneration to Directors (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis Of Income And Expense [line items]
Employees' compensation	$ 79,385	$ 2,593	$ 155,398
Remuneration to directors	$ 127,016	$ 4,148	248,637
Resolved by the board of directors [member]
Analysis Of Income And Expense [line items]
Employees' compensation			155,463	$ 122,000
Remuneration to directors			247,000	194,000
Recognized in the consolidated financial statements [member]
Analysis Of Income And Expense [line items]
Employees' compensation			155,398	121,935
Remuneration to directors			$ 248,637	$ 195,095